Related party transactions (Details) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Total related party transactions	$ 3,079	$ 1,176
Investments In Financial Asset [member]
Statement [Line Items]
Total related party transactions	493	404
Trade And Other Receivable
Statement [Line Items]
Total related party transactions	177	490
Borrowings [Member]
Statement [Line Items]
Total related party transactions	(38)	(315)
Trade and other payable
Statement [Line Items]
Total related party transactions	$ 2,801	$ 1,577